Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Receivables from associates and joint ventures (Note 14)	€ 151	€ 121
Payables to associates and joint ventures (Note 22)	93	344
Other liabilities to associates and joint ventures (Note 10)	1	0
Revenue from operations with associates and joint ventures	39,993	39,277	€ 43,076
Financial revenues with associates and joint ventures	1,803	614	677
Financial expenses with associates and joint ventures	3,030	2,028	2,417
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	228	97
Receivables from associates and joint ventures (Note 14)	151	121
Long-term contractual liabilities to associates and joint ventures	133	31
Payables to associates and joint ventures (Note 22)	93	344
Short-Term Contractual Liabilities From Associates And Joint Ventures	19	8
Other liabilities to associates and joint ventures (Note 10)	1	0
Revenue from operations with associates and joint ventures	460	328	268
Expenses from operations with associates and joint ventures	315	122	39
Financial revenues with associates and joint ventures	28	1	0
Financial expenses with associates and joint ventures	10	1	0
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	217	87
Receivables from associates and joint ventures (Note 14)	66	34
Long-term contractual liabilities to associates and joint ventures	82	0
Payables to associates and joint ventures (Note 22)	72	72
Short-Term Contractual Liabilities From Associates And Joint Ventures	7	0
Other liabilities to associates and joint ventures (Note 10)	0	0
Revenue from operations with associates and joint ventures	209	65	13
Expenses from operations with associates and joint ventures	199	86	37
Financial revenues with associates and joint ventures	27	1	0
Financial expenses with associates and joint ventures	1	1	0
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	11	10
Receivables from associates and joint ventures (Note 14)	85	87
Long-term contractual liabilities to associates and joint ventures	51	31
Payables to associates and joint ventures (Note 22)	21	272
Short-Term Contractual Liabilities From Associates And Joint Ventures	12	8
Other liabilities to associates and joint ventures (Note 10)	1	0
Revenue from operations with associates and joint ventures	251	263	255
Expenses from operations with associates and joint ventures	116	36	2
Financial revenues with associates and joint ventures	1	0	0
Financial expenses with associates and joint ventures	€ 9	€ 0	€ 0